Restrictions on Cash and Due from Banks - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Minimum average reserve balances to be maintain at bank subsidiaries	$ 1.7	$ 1.7
Balances held at the federal reserve	$ 0.9	$ 8.5